EARNINGS (LOSS) PER SHARE (Details) (CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EARNINGS (LOSS) PER SHARE
Income from continuing operations	71,337	57,942	68,403
Income (loss) from discontinued operations		94,449	(121,269)
Net income (loss)	71,337	152,391	(52,866)
Weighted average number of Common and Class B Shares outstanding	46,855,000	46,888,000	46,708,000
Stock options and share units (in shares)	21,000	82,000
Weighted average number of Common and Class B Shares outstanding, diluted	46,876,000	46,970,000	46,708,000
Basic earnings (loss) per Common or Class B Share
- from continuing operations (in dollars per share)	1.52	1.24	1.47
- from discontinued operations (in dollars per share)		2.01	(2.60)
Total (in dollars per share)	1.52	3.25	(1.13)
Diluted earnings (loss) per Common or Class B Share
- from continuing operations (in dollars per share)	1.52	1.23	1.47
- from discontinued operations (in dollars per share)		2.01	(2.60)
Total (in dollars per share)	1.52	3.24	(1.13)
Antidilutive securities excluded from the computation of diluted earnings (loss) per share (in shares)	50,000	225,000	881,544